UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-01316
SECURITY MID CAP GROWTH FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
THOMAS A. SWANK, PRESIDENT
SECURITY MID CAP GROWTH FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: September 30
Date of reporting period: December 31, 2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

Schedule of Investments	Security Mid Cap Growth Fund
December 31, 2007 (Unaudited)

	Shares	Value

COMMON STOCK - 85.2%
Aerospace & Defense - 1.1%
Argon ST, Inc. *	90,800	$1,685,248

Apparel Retail - 0.8%
Chico’s FAS, Inc. *	49,000	442,470
Collective Brands, Inc. *	47,000	817,330

		1,259,800

Application Software - 0.8%
TIBCO Software, Inc. *	150,000	1,210,500

Asset Management & Custody Banks -3.2%
Northern Trust Corporation	64,200	4,916,436

Automotive Retail - 0.6%
Carmax, Inc. *	23,500	464,125
O’Reilly Automotive, Inc. *	16,200	525,366

		989,491

Biotechnology - 4.4%
Human Genome Sciences, Inc. *	183,800	1,918,872
Incyte Corporation *	362,600	3,644,130
Iomai Corporation *	184,000	195,040
Isis Pharmaceuticals, Inc. *	15,550	244,912
Zymogenetics, Inc. *	64,000	746,880

		6,749,834

Broadcasting & Cable TV - 0.6%
Salem Communications Corporation	130,700	861,313

Coal & Consumable Fuels - 2.4%
Arch Coal, Inc.	52,900	2,376,797
Evergreen Energy, Inc. *	573,700	1,279,351

		3,656,148

Communications Equipment - 3.1%
Finisar Corporation *	555,500	805,475
PC-Tel, Inc. *	279,900	1,920,114
Symmetricom, Inc. *	436,000	2,053,560

		4,779,149

Construction & Engineering - 2.9%
Insituform Technologies, Inc. *	192,000	2,841,600
Shaw Group, Inc. *	25,400	1,535,176

		4,376,776

Construction Materials - 0.4%
Martin Marietta Materials, Inc.	4,500	596,700

Data Processing & Outsourced Services -1.8%
Euronet Worldwide, Inc. *	90,000	2,700,000

Diversified Commercial & Professional Services -1.8%
ChoicePoint, Inc. *	9,300	338,706
Navigant Consulting, Inc. *	180,000	2,460,600

		2,799,306

Education Services - 0.3%
ITT Educational Services, Inc. *	4,600	392,242

Electrical Components & Equipment - 4.9%
Brady Corporation	30,000	1,052,700
Roper Industries, Inc.	81,500	5,097,010
UQM Technologies, Inc. * (1)	394,016	1,335,714

		7,485,424

Electronic Manufacturing Services - 0.2%
Trimble Navigation, Ltd. *	12,700	384,048

Exchange Traded Funds - 14.9%
iShares Russell 2000 Growth Index Fund	91,000	7,614,880
iShares S&P MidCap 400 Growth Index Fund	170,000	15,206,500

		22,821,380

Gas Utilities - 2.0%
Questar Corporation	58,000	3,137,800

General Merchandise Stores - 0.2%
Dollar Tree Stores, Inc. *	11,500	298,080

Health Care Distributors - 1.4%
Henry Schein, Inc. *	27,700	1,700,780
Patterson Companies, Inc. *	14,400	488,880

		2,189,660

Health Care Facilities - 0.4%
US Physical Therapy, Inc. *	42,900	616,473

Health Care Services - 0.5%
Hythiam, Inc. *	96,650	283,185
Providence Service Corporation *	15,300	430,542

		713,727

Health Care Supplies - 1.7%
Dentsply International, Inc.	46,000	2,070,920
Regeneration Technologies, Inc. *	63,300	549,444

		2,620,364

Human Resource & Employment Services - 0.4%
Administaff, Inc.	23,500	664,580

Industrial Machinery - 0.9%
Basin Water, Inc. *	96,300	796,401
Donaldson Company, Inc.	11,100	514,818

		1,311,219

Life Sciences Tools & Services - 1.4%
Covance, Inc. *	7,200	623,664
Millipore Corporation *	8,000	585,440
Waters Corporation *	11,900	940,933

		2,150,037

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Mid Cap Growth Fund
December 31, 2007 (Unaudited) — continued

	Shares	Value
COMMON STOCK (continued)
Metal & Glass Containers - 2.0%
Owens-Illinois, Inc.*	15,200	$752,400
Pactiv Corporation *	85,000	2,263,550

		3,015,950

Multi-Line Insurance - 0.8%
Assurant, Inc.	17,500	1,170,750

Multi-Utilities - 1.3%
Alliant Energy Corporation	48,000	1,953,120

Oil & Gas Drilling - 3.1%
ENSCO International, Inc.	16,300	971,806
Helmerich & Payne, Inc.	95,300	3,818,671

		4,790,477

Oil & Gas Equipment & Services - 1.7%
BJ Services Company	82,200	1,994,172
Superior Energy Services, Inc. *	15,700	540,394

		2,534,566

Oil & Gas Refining & Marketing - 1.9%
Nova Biosource Fuels, Inc. *	416,100	1,206,690
Rentech, Inc.*	896,900	1,623,389
Syntroleum Corporation *	188,900	158,676

		2,988,755

Oil & Gas Storage & Transportation - 2.1%
Williams Companies, Inc.	90,000	3,220,200

Packaged Foods & Meats - 5.7%
Hormel Foods Corporation	126,000	5,100,480
McCormick & Company, Inc.	10,600	401,846
Smithfield Foods, Inc. *	110,000	3,181,200

		8,683,526

Pharmaceuticals - 0.3%
Artes Medical, Inc. *	24,100	54,707
Mylan, Inc.	31,700	445,702

		500,409

Real Estate Management & Development - 0.5%
Forest City Enterprises, Inc.	9,200	408,848
Jones Lang LaSalle, Inc.	4,800	341,568

		750,416

Regional Banks - 1.4%
Boston Private Financial Holdings, Inc.	80,000	2,166,400

Residential REIT’s - 0.2%
UDR, Inc.	17,500	347,375

Retail REIT’s - 1.1%
Macerich Company	24,000	1,705,440

Semiconductors - 6.2%
Applied Micro Circuits Corporation *	275,000	2,403,500
IXYS Corporation * (1)	562,300	4,509,646
Microchip Technology, Inc.	29,100	914,322
Mindspeed Technologies, Inc. *	907,900	1,107,638
QuickLogic Corporation *	194,700	642,510

		9,577,616

Specialized REIT’s - 0.3%
Ventas, Inc.	11,100	502,275

Specialty Stores - 1.0%
PetSmart, Inc.	39,700	934,141
Tiffany & Company	14,600	672,038

		1,606,179

Systems Software - 2.5%
BMC Software, Inc.*	22,100	787,644
Progress Software Corporation *	90,000	3,031,200

		3,818,844

TOTAL COMMON STOCK (Cost $131,855,845)		$130,698,033

PREFERRED STOCK - 0.2%
Environmental & Facilities Services - 0.2%
ThermoEnergy Corporation PIPE *(1)(2)(3)	745,000	365,050
TOTAL PREFERRED STOCK (Cost $702,947)		$365,050
WARRANTS - 0.3%
Warrants - 0.3%
Lime Energy Company $1.00, 3/19/2009	20,767	17,769
Nova Biosource Fuels, Inc. $2.40, 7/5/2011	208,050	359,492
Orthovita, Inc. $4.00, 6/26/2008	75,000	15,492
Syntroleum Corporation $7.60, 5/26/2008	14,100	4,230
ThermoEnergy Corporation $0.75, 7/14/2008 (1)(2)	745,000	79,417

		476,400

TOTAL WARRANTS (Cost $802,990)		$476,400

	Principal
	Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 6.5%
Federal Home Loan Bank 4.235% - 2008	$1,100,000	1,099,610
4.26% - 2008	1,100,000	1,098,986
4.28% - 2008	1,400,000	1,397,170
4.30% - 2008	1,500,000	1,497,313
4.35% - 2008	2,000,000	1,994,683
Federal National Mortgage Association
4.15% - 2008	1,300,000	1,297,521
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Mid Cap Growth Fund
December 31, 2007 (Unaudited) — continued

	Shares	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (continued)
Federal National Mortgage Association (continued)
4.28% - 2008	$1,500,000	$1,495,898

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (Cost $9.881,181)		$9,881,181

COMMERCIAL PAPER - 13.0%
Banking - 2.9%
Credit Suisse First Boston USA
4.71%, 1/28/2008	1,200,000	1,195,761
UBS Finance (DE) LLC
4.33%, 1/10/2008	2,000,000	1,997,600
Wells Fargo & Company, Inc.
4.25%, 1/2/2008	1,300,000	1,299,847

		4,493,208

Brokerage - 1.3%
Goldman Sachs Group, Inc.
5.25%, 1/8/2008	2,000,000	1,997,958

Consumer Products - 3.1%
Unilever Capital Corporation
4.21%, 1/7/2008	1,500,000	1,498,947
4.22%, 1/15/2008	1,200,000	1,198,017
4.22%, 1/25/2008	2,000,000	1,994,373

		4,691,337

Financial Companies - Captive - 2.3%
General Electric Capital Corporation
4.40%, 1/3/2008	1,500,000	1,499,633
International Lease Finance Company
4.76%, 1/11/2008	2,000,000	1,997,567

		3,497,200

Food & Beverage - 1.5%
Archer Daniels Midland Company
4.30%, 1/14/2008	2,300,000	2,296,429

Non U.S. Banking - 0.8%
Royal Bank of Canada
4.20%, 1/22/2008	1,300,000	1,296,815

Pharmaceuticals - 1.1%
Johnson & Johnson
4.00%, 1/29/2008	1,700,000	1,694,711

TOTAL COMMERCIAL PAPER (Cost $19,967,658)		19,967,658

Total Investments (Security Mid Cap Growth Fund)
(Cost $163,210,621)-105.2%		161,388,322
Liabilities in Excess of Other Assets - (5.2)%		(7,936,634)

TOTAL NET ASSETS - 100.0%		$153,451,688

Footnotes
Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of the financial statements.
For federal income tax purposes the identified cost of investments owned at 12/31/2007 was $163,210,621.

*	-	Non-income producing security

1	-	Security is deemed illiquid. The total market value of illiquid securities is $6,289,827 (cost $7,276,685), or 4.1% of total net assets.

2	-	Security is restricted from resale. See Note 2 in notes to financial statements.

3	-	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
1. Unrealized Appreciation/Depreciation on Investments
     For federal income tax purposes, the amount of unrealized appreciation
(depreciation) on investments at December 31, 2007, was as follows:

	Gross	Gross	Net unrealized
	unrealized	unrealized	appreciation
	appreciation	(depreciation)	(depreciation)

Security Mid Cap Growth Fund	$20,733,570	$(22,555,869)	$(1,822,299)
2. Restricted Securities
As of December 31, 2007, the following securities were considered restricted. Market value, cost, percentage of total net assets and acquisition dates are as follows:

	Number	Price Per	Market		% of	Acquisition
	of Shares	Share	Value	Cost	Net Assets	Dates
Mid Cap Growth
ThermoEnergy Corporation PIPE	745,000	$0.49	$365,050	$702,947	0.2%	07-14-05
ThermoEnergy Corporation Warrant	745,000	0.1066	79,417	191,053	0.1%	07-14-05
These securities have been valued after considering certain pertinent factors, including the results of operations since the date of purchase and the recent sales price of its common stock. No quoted market price exists for these shares. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.
3. Security Valuation
   Security Valuation – Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.
   Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC’s Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
Please refer to the Fund’s most recent semi-annual or annual financial statements for information regarding the Fund’s significant accounting policies.

Item 2. Controls and Procedures.
(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY MID CAP GROWTH FUND

By:	/s/ Thomas A. Swank

Thomas A. Swank, President

Date:	February 28, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Swank

Thomas A. Swank, President

Date:	February 28, 2007

By:	/s/ Brenda M. Harwood

Brenda M. Harwood, Treasurer

Date:	February 28, 2007